OTHER INCOME - RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
OTHER INCOME - RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE
NOTE 7 - OTHER INCOME – RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE
There was no other income – related party sales for the period. The other income – related party in 2021 amounted to $2,123,296 related to a licensing agreement with one of the Stockholders. At the end of fourth quarter 2021, $23,296 was still outstanding. TMTG was assigned net revenue from a series of public appearances by President Trump in accordance with a licensing arrangement. The income was valued on a dollar-for-dollar basis with the underlying sales. TMTG did not incur any costs in connection with such assigned sales.
In terms of the agreement, these sales were made in the fourth quarter of 2021 and final payment was made to TMTG, in accordance with the license agreement, in February of 2022. Related party payable is operational funding of $95,518 received from two of the Stockholders during the first quarter of 2021, which was repaid in May of 2022. The operational funding carried no specific repayment terms or interest charges.